Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions

14. Related Party Transactions

In October 2011, the Company entered into an agreement with a member of the board of directors under which the board member would also serve as a business development consultant. Under the terms of the agreement, the annual consulting fee was $80. Additionally, a success fee of $500 would be earned upon a change in control of the Company. During the years ended December 31, 2011 and 2012, the Company paid the board member $18 and $80, respectively, for consulting services. This agreement was terminated in 2012.